SEGMENT REPORTING	12 Months Ended
Dec. 31, 2014
Segment Reporting [Abstract]
SEGMENT REPORTING
SEGMENT REPORTING

Fortress conducts its management and investment business through the following primary segments: (i) private equity funds, (ii) permanent capital vehicles, (iii) liquid hedge funds, (iv) credit hedge funds, (v) credit PE funds and (vi) Logan Circle.

In the third quarter of 2014, Fortress reorganized its segments by:

(1)
Reclassifying its investments in and resulting pre-tax distributable earnings from the Fortress Funds, which were previously presented under the principal investments segment, to each of the other segments that the investment relates to, and

(2)
Reclassifying one of its private equity funds, WWTAI, from its private equity funds segment to its permanent capital vehicles segment, as Fortress expects that WWTAI will become a publicly traded company externally managed by Fortress.

For segment results of operations, the reclassifications were made to reflect changes in the way the business is reviewed and assessed by Fortress's chief operating decision maker ("CODM"). All of Fortress’s internal reports have been changed to reflect this reorganization and Fortress’s allocable expenses are now allocated amongst the segments based on this reorganization. Prior period amounts have been reclassified to reflect the segment reorganization described above.

The amounts not allocated to a segment consist primarily of interest expense, foreign currency translation and interest income. Assets not allocated to a segment consist primarily of cash and net deferred tax assets.

Management assesses Fortress’s segments on a Fortress Operating Group and pre-tax basis and therefore adds back the interests in consolidated subsidiaries related to Fortress Operating Group units (primarily held by the Principals) and income tax expense.

Management assesses the net performance of each segment based on its “distributable earnings” (“DE”) and utilizes “fund management distributable earnings” or “fund management DE” as a supplemental measure of segment performance. Neither distributable earnings or fund management DE is a measure of cash generated by operations which is available for distribution. Rather, they are supplemental measures of operating performance used by management in analyzing its segment and overall results. Neither distributable earnings or fund management DE should be considered as an alternative to cash flow, in accordance with GAAP, as a measure of Fortress’s liquidity, and they are not necessarily indicative of cash available to fund cash needs (including dividends and distributions).

“Distributable earnings” for the existing Fortress businesses is equal to net income (loss) attributable to Fortress’s Class A shareholders adjusted as follows:

Incentive Income

(i)                  a.            for Fortress Funds which are private equity funds, a private permanent capital vehicle and credit PE funds, adding (a) incentive income paid (or declared as a distribution) to Fortress, less an applicable reserve for potential future clawbacks if the likelihood of a clawback is deemed greater than remote by Fortress’s chief operating decision maker as described below (net of the reversal of any prior such reserves that are no longer deemed necessary), minus (b) incentive income recorded in accordance with GAAP,

b.         for other Fortress Funds, at interim periods, adding (a) incentive income on an accrual basis as if the incentive income from these funds were payable on a quarterly basis, minus (b) incentive income recorded in accordance with GAAP,

c.	adding the receipt of cash or proceeds from the sale of shares received pursuant to the exercise of options in the publicly traded permanent capital vehicles, in excess of their strike price,

Other Income

(ii)	with respect to income from certain investments in the Fortress Funds and certain other interests or assets that cannot be readily transferred or redeemed:

a.         for equity method investments in the private equity funds, private permanent capital vehicle and credit PE funds as well as indirect equity method investments in hedge fund special investment accounts (which generally have investment profiles similar to private equity funds), treating these investments as cost basis investments by adding (a) realizations of income, primarily dividends, from these funds, minus (b) impairment with respect to these funds, if necessary, minus (c) equity method earnings (or losses) recorded in accordance with GAAP,

b.          subtracting gains (or adding losses) on options held in the publicly traded permanent capital vehicles,

c.           subtracting unrealized gains (or adding unrealized losses) on derivatives, direct investments in publicly traded portfolio companies and in the publicly traded permanent capital vehicles,

(iii)	subtracting management fee income recorded in accordance with GAAP in connection with the receipt of these options,

Expenses

(iv)	adding or subtracting, as necessary, the employee profit portion of the incentive income described in (i) above to match the timing of the expense with the revenue,

(v)
adding back equity-based compensation expense (including options in the publicly traded permanent capital vehicles assigned to employees, RSUs and RPUs (including the portion of related dividend and distribution equivalents recorded as compensation expense), restricted shares and the STIP),

(vi)	adding back the amortization of intangible assets and any impairment of goodwill or intangible assets recorded under GAAP,

(vii)	adding the income (or subtracting the loss) allocable to the interests in consolidated subsidiaries attributable to Fortress Operating Group units, and

(viii)	adding back income tax benefit or expense and any income or expense recorded in connection with the tax receivable agreement (Note 6).

Fund management DE is equal to distributable earnings excluding investment-related results (specifically, investment income (loss) and interest expense) and is used by management to measure performance of the operating (management) business on a stand-alone basis. Fortress defines its segment operating margin to be equal to fund management DE divided by segment revenues.

Management believes only the incentive income related to realized fund income should be considered available for distribution, subject to a possible reserve, determined on a fund by fund basis, as necessary, for potential future clawbacks deemed to have more than a remote likelihood of occurring by Fortress’s chief operating decision maker as described below. As such, distributable earnings generally includes incentive income to the extent it relates to paid or declared distributions from Fortress Funds’ investments that have been monetized through sale or financing.  This type of incentive income is not recorded as revenue for GAAP purposes, under the revenue recognition method Fortress has selected, until the possibility of a clawback is resolved. This GAAP method is not completely reflective of value created during the period which is available for distribution as it disregards the likelihood that any contingent repayment will in fact occur.

Distributable earnings is limited in its usefulness in measuring earnings because it recognizes as revenues amounts which are subject to contingent repayment, it ignores potentially significant unrealized gains and losses and it does not fully reflect the economic costs to Fortress by ignoring certain equity-based compensation expenses. Fund management DE is further limited due to its exclusion of the performance of Fortress's investments and related financing, which are material.

Management utilizes distributable earnings and fund management DE as well as net income in its analysis of the overall performance of Fortress and notes that the measures are each useful for different purposes.

Total segment assets are equal to total GAAP assets adjusted for:

(i)
any difference between the GAAP carrying amount of equity method investments and their carrying amount for segment reporting purposes, which is generally fair value for publicly traded investments and net asset value for nonpublic investments,

(ii)
employees’ and others’ portions of investments, which are reported gross for GAAP purposes (as assets offset by Principals’ and others’ interests in equity of consolidated subsidiaries) but net for segment reporting purposes,

(iii)
the difference, if any, between the GAAP carrying amount of intangible assets and goodwill and their carrying amount for segment reporting purposes resulting from the distributable earnings adjustments listed above, and

(iv)	at interim periods, the accrued incentive income recorded for distributable earnings purposes in relation to the incentive income reconciling items in (i)(b) above.

Distributable Earnings Impairment

For purposes of this discussion, the term “private equity funds” includes a private permanent capital vehicle and hedge fund special investment accounts, which have investment profiles that are generally similar to private equity funds, permanent capital vehicles and credit PE funds.

Pursuant to the definition of Distributable Earnings (“DE”) above, impairment is taken into account in the calculation in two ways: first, in section (i)(a) regarding private equity and credit PE incentive income, and, second, in section (ii)(a) regarding equity method investments in private equity funds. Pursuant to section (ii)(a), distributable earnings does not include unrealized losses from investments in private equity funds, unless an impairment is required to be recognized.

DE is Fortress’s segment measure of operating performance and is defined by Fortress’s “chief operating decision maker” (“CODM”), which is its management committee. The CODM receives performance reports on Fortress’s segments on a DE basis pursuant to their requirements for managing Fortress’s business.

Investments in Private Equity Funds and Credit PE Funds

Unrealized changes in the value of investments in private equity funds and credit PE funds are not recorded through distributable earnings, subject to potential impairment. An analysis for potential impairment is performed whenever the reported net asset value (“NAV”) of a fund or the fair market value of the publicly traded permanent capital vehicle attributable to Fortress’s investment is less than its cost basis in such investment. The NAV of a fund is equal to the fair value of its assets less its liabilities. Fortress analyzes these investments for impairment using the “other than temporary” impairment criteria in a manner similar to the one specified for accounting for certain debt and equity securities under GAAP. As a result, a fund investment is considered impaired for DE purposes whenever it is determined by the CODM that Fortress does not have the intent and ability to hold the investment to an anticipated recovery in value, if any, to or above Fortress’s cost basis.

Private Equity and Credit PE Incentive Income

For DE purposes, incentive income is recognized from private equity funds and credit PE funds as it is realized, subject to a reserve for potential clawback if the likelihood of clawback is determined to be greater than remote by the CODM. Incentive income from the private equity funds and Credit PE funds is paid to Fortress as particular investments are realized. However, it is subject to contingent repayment (or clawback) if the fund as a whole does not meet certain performance criteria.

Fortress’s CODM has defined “remote” in this context to mean that management does not believe there is a reasonable likelihood of a clawback and therefore its base case expectations of a fund’s performance do not include a promote clawback. This is an easier threshold to meet than the “other than temporary” threshold used for estimating investment impairment. Management’s base case expectations are generally not greatly impacted by short-term volatility in the value of a fund’s portfolio companies, including the market prices of the shares of publicly traded portfolio companies, unless either (a) the operating performance of the underlying company, or the value of its assets, are expected to be impacted on a long-term basis (long-term being defined in relation to the remaining life of a given fund), or (b) the value has been depressed below a breakeven point (as described below) for a period in excess of 6-9 months (as circumstances and other factors dictate). These criteria reflect the CODM’s belief that short term changes in the values of portfolio companies do not have a material impact on the likelihood of a clawback, absent deterioration in such companies’ operating performance or in the value of their underlying assets.
Fortress conducts an analysis at each quarter end to determine whether a clawback reserve is required. The factors that enter into this analysis include: the amount of intrinsic unrealized gains or losses within each fund, the period of time until expected final realization, the diversification of the fund’s investments, the expected future performance of the fund, the period of time the fund has been in an intrinsic clawback position (i.e. liquidation at NAV would indicate a clawback, if any), and others as determined by management and the CODM. The point at which a liquidation at NAV would indicate no clawback and no additional promote payment is referred to as the breakeven point.

Clawback Reserve on Incentive Income for DE Purposes

Fortress had recognized incentive income for DE purposes from certain private equity funds, credit PE funds and the private permanent capital vehicle, which are subject to contingent clawback, as of December 31, 2014:

Fund (A)	Net Intrinsic Clawback (B)	Periods in Intrinsic Clawback	Prior Year End Inception-to-Date Net DE Reserve	Current Year-to-Date Gross DE Reserve (Reversal)	Current Year-to-Date Net DE Reserve (Reversal)	Inception-to-Date Net DE Reserve	Notes
Fund II	$—	N/A	$1,334	$(1,999)	$(1,334)	$—	(C)
Fund III	45,108	28 Quarters	45,108	—	—	45,108	(D)
FRID	—	N/A	10,041	(16,447)	(10,041)	—	(E)
Total	$45,108		$56,483	$(18,446)	$(11,375)	$45,108

(A)
Fortress has recognized incentive income for DE purposes from the following funds, which do not have intrinsic clawback and for which the Fortress CODM has determined no clawback reserve is necessary: WWTAI, Credit Opportunities Fund, Credit Opportunities Fund II, certain FCO Managed Accounts, Real Estate Opportunities Fund, Real Estate Opportunities REOC Fund, Net Lease Fund I, Global Opportunities Fund and Japan Opportunity Fund.

(B)	See Note 3.

(C)
Based on the criteria determined by the CODM, management determined that a net reversal of $1.3 million of clawback reserve was appropriate. The fund is in process of liquidation and no clawback exists as of December 31, 2014.

(D)	The potential clawback on this fund has been fully reserved in prior periods.

(E)	During the second quarter of 2014, Fortress returned all prior net incentive income distributions received from the fund. The fund is in liquidation and no clawback exists as of December 31, 2014.

Impairment Determination and Embedded Gain/Loss

During the years ended December 31, 2014, 2013 and 2012 Fortress recorded $2.7 million, $1.1 million and $1.3 million, respectively, of impairment on its direct and indirect investments in its funds for segment reporting purposes. During the year, Fortress recognized an impairment charge of $11.5 million related to its holdings of digital currency (Bitcoin). As of December 31, 2014, Fortress had $7.6 million of unrealized losses on certain investments that have not been recorded as impairment. As of December 31, 2014, Fortress’s share of the net asset value of its direct and indirect investments exceeded its segment cost basis by $553.5 million, representing net unrealized gains.

During the years ended December 31, 2014, 2013 and 2012, Fortress recorded aggregate net (reversals) of $(1.3) million, $(4.7) million and $(5.4) million, respectively, of net clawback reserves previously recorded for DE purposes.

Fortress expects aggregate returns on its private equity funds and credit PE funds that are in an unrealized investment loss or intrinsic clawback position, after taking reserves into account, to ultimately exceed their carrying amount or breakeven point, as applicable. If such funds were liquidated at their December 31, 2014 NAV (although Fortress has no current intention of doing so), the result would be additional impairment losses for DE purposes of approximately $7.6 million.

Embedded Incentive Income

As of December 31, 2014, Fortress had $935.4 million of gross undistributed incentive income, or $868.5 million net of intrinsic clawback (Note 3). In addition, if Fortress had exercised all of its in-the-money options it holds in the permanent capital vehicles(Note 4) and sold all of the resulting shares at their December 31, 2014 closing price, it would have recorded $64.0 million of gross additional distributable earnings, or $55.9 million net of employee interests.

Segment Results of Operations

Summary financial data on Fortress’s segments is presented on the following pages, together with a reconciliation to revenues, assets and net income (loss) for Fortress as a whole. Fortress’s investments in, and earnings (losses) from, its equity method investees by segment are presented in Note 4.

	Private Equity			Credit
	Funds	Permanent Capital Vehicles	Liquid Hedge Funds	Hedge Funds	PE Funds	Logan Circle	Unallocated		Total
December 31, 2014 and the Year then Ended
Segment revenues
Management fees	$136,110	$69,360	$137,908	$113,825	$96,715	$46,996	$—		$600,914
Incentive income	2,854	65,448	16,067	121,768	254,461	106	—		460,704
Segment revenues - total	$138,964	$134,808	$153,975	$235,593	$351,176	$47,102	$—		$1,061,618

Fund management distributable earnings (loss) before Principal Performance Payments (B)	$88,081	$44,577	$25,443	$106,346	$111,442	$(6,582)	$—		$369,307

Fund management distributable earnings (loss)	$88,081	$38,990	$23,851	$87,244	$108,765	$(6,582)	$—		$340,349

Pre-tax distributable earnings (loss)	$183,078	$40,976	$22,371	$85,988	$121,669	$(5,267)	$(2,757)		$446,058

Total segment assets	$763,115	$173,627	$235,409	$143,428	$277,907	$63,413	$869,859	(A)	$2,526,758

(A)	Unallocated assets include cash of $382.2 million and deferred tax assets of $417.6 million.

	Private Equity			Credit
	Funds	Permanent Capital Vehicles	Liquid Hedge Funds	Hedge Funds	PE Funds	Logan Circle	Unallocated	Total
December 31, 2013 and the Year then Ended
Segment revenues
Management fees	$134,176	$61,200	$110,622	$101,890	$95,925	$35,833	$—	$539,646
Incentive income	13,211	18,101	150,700	190,846	120,137	—	—	492,995
Segment revenues - total	$147,387	$79,301	$261,322	$292,736	$216,062	$35,833	$—	$1,032,641

Fund management distributable earnings (loss) before Principal Performance Payments (B)	$95,547	$32,235	$125,482	$139,339	$57,299	$(11,819)	$—	$438,083

Fund management distributable earnings (loss)	$95,547	$29,834	$112,934	$120,863	$56,112	$(11,819)	$—	$403,471

Pre-tax distributable earnings (loss)	$109,089	$31,319	$116,488	$127,450	$63,766	$(8,542)	$(5,184)	$434,386

Total segment assets	$950,195	$160,877	$316,173	$185,677	$245,655	$59,783	$783,017	$2,701,377

December 31, 2012 and the Year then Ended
Segment revenues
Management fees	$118,990	$56,757	$77,531	$101,194	$98,393	$26,796	$—	$479,661
Incentive income	10,993	242	67,645	130,305	68,568	—	—	277,753
Segment revenues - total	$129,983	$56,999	$145,176	$231,499	$166,961	$26,796	$—	$757,414

Fund management distributable earnings (loss) before Principal Performance Payments (B)	$87,952	$27,306	$50,316	$105,999	$34,599	$(9,793)	$576	$296,955

Fund management distributable earnings (loss)	$87,952	$26,246	$45,284	$92,523	$34,015	$(9,793)	$576	$276,803

Pre-tax distributable earnings (loss)	$88,962	$27,310	$48,533	$97,525	$38,394	$(9,793)	$(13,420)	$277,511

(B)	See Note 8. Fund management distributable earnings (loss) is only reduced for the profit sharing component of the Principal Performance Payments.
Reconciling items between segment measures and GAAP measures:

	Year Ended December 31,
	2014	2013	2012
Fund management distributable earnings	$340,349	$403,471	$276,803
Investment income (loss)	108,914	36,082	16,211
Interest expense	(3,205)	(5,167)	(15,503)
Pre-tax distributable earnings	446,058	434,386	277,511

Adjust incentive income
Incentive income received from private equity funds, the private permanent capital vehicle and credit PE funds, subject to contingent repayment	(255,533)	(126,479)	(71,181)
Incentive income received from third parties, subject to contingent repayment	(652)	(264)	(3,023)
Incentive income accrued from private equity funds, the private permanent capital vehicle and credit PE funds, not subject to contingent repayment	171,387	107,276	77,993
Incentive income received from the sale of shares related to options	(8,735)	(1,921)	(242)
Reserve for clawback, gross (see discussion above)	(1,999)	(7,397)	(8,380)
	(95,532)	(28,785)	(4,833)
Adjust other income
Distributions of earnings from equity method investees*	(71,810)	(15,316)	(6,028)
Earnings (losses) from equity method investees*	68,452	124,401	141,697
Gains (losses) on options in equity method investees	(29,913)	25,295	6,040
Gains (losses) on other investments	(14,069)	14,774	41,224
Impairment of investments (see discussion above)	2,701	1,117	1,338
Adjust income from the receipt of options	6,310	42,516	21,524
	(38,329)	192,787	205,795
Adjust employee, Principal and director compensation
Adjust employee, Principal and director equity-based compensation expense (including publicly traded permanent capital vehicle options assigned)	(30,610)	(45,947)	(221,975)
Adjust employee portion of incentive income from private equity funds, private permanent capital vehicle and credit PE funds, accrued prior to the realization of incentive income	(5,550)	(790)	3,015
	(36,160)	(46,737)	(218,960)

Adjust amortization of intangible assets and impairment of goodwill and intangible assets	(81)	(46)	(46)
Adjust non-controlling interests related to Fortress Operating Group units	(135,029)	(276,683)	(132,950)
Adjust tax receivable agreement liability	(33,116)	(8,787)	(8,870)
Adjust income taxes	(6,845)	(65,688)	(39,363)
Total adjustments	(345,092)	(233,939)	(199,227)
Net Income (Loss) Attributable to Class A Shareholders	100,966	200,447	78,284
Principals’ and Others’ Interests in Income (Loss) of Consolidated Subsidiaries	139,956	283,144	140,538
Redeemable Non-controlling Interests in Income (Loss) of Consolidated Subsidiaries	(709)	—	—
Net Income (Loss) (GAAP)	$240,213	$483,591	$218,822

*	This adjustment relates to all of the private equity, private permanent capital vehicle, credit PE Fortress Funds and hedge fund special investment accounts in which Fortress has an investment.
Reconciling items between segment measures and GAAP measures:

	December 31,
	2014	2013
Total Segment Assets	$2,526,758	$2,701,377
Adjust equity investments from segment carrying amount	(37,169)	(42,811)
Adjust investments gross of employees' and others' portion	35,632	38,621
Adjust intangible assets to cost	(22,837)	(22,755)
Total assets (GAAP)	$2,502,384	$2,674,432

	December 31,
	2014	2013	2012
Segment revenues	$1,061,618	$1,032,641	$757,414
Adjust management fees	1,324	917	522
Adjust incentive income*	(96,392)	(28,785)	(5,153)
Adjust income from the receipt of options	6,310	42,516	21,524
Adjust other revenues (including expense reimbursements)**	232,720	217,694	195,562
Total revenues (GAAP)	$1,205,580	$1,264,983	$969,869

*
Incentive income received from third parties, not subject to contingent repayment of $0.9 million, $0.0 million and $0.3 million during the years ended December 31, 2014, 2013 and 2012 are included in segment measures as part of incentive income, while included in GAAP as part of other revenues.

**
Segment revenues do not include GAAP other revenues, except to the extent they represent management fees or incentive income; such revenues are included elsewhere in the calculation of distributable earnings.

Fortress’s depreciation and amortization expense by segment prior to the allocation of corporate and intra-segment depreciation and amortization expenses to the business segments was as follows. Amortization expense, related to intangible assets, is not a component of distributable earnings.

	Private Equity			Credit
Year Ended December 31,	Funds	Permanent Capital Vehicles	Liquid Hedge Funds	Hedge Funds	PE Funds	Logan Circle	Corporate	Total
2014
Depreciation	$1,585	$851	$7,436	$5,462	$1,125	$334	$2,955	$19,748
Amortization	—	—	—	—	—	81	—	81
Total	$1,585	$851	$7,436	$5,462	$1,125	$415	$2,955	$19,829

2013
Depreciation	$1,525	$606	$2,223	$5,557	$422	$271	$3,040	$13,644
Amortization	—	—	—	—	—	46	—	46
Total	$1,525	$606	$2,223	$5,557	$422	$317	$3,040	$13,690

2012
Depreciation	$1,868	$484	$2,218	$5,996	$386	$329	$3,604	$14,885
Amortization	—	—	—	—	—	46	—	46
Total	$1,868	$484	$2,218	$5,996	$386	$375	$3,604	$14,931